S-K 1602(b)(6) Prospectus Summary, Sponsor Compensation	Sep. 03, 2026 USD ($) $ / shares shares
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	7,666,667
Class B Ordinary Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	1,000,000
Price Paid or to be Paid for Securities, Total Amount | $	$ 25,000
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 0.003
Legion Capital Partners, LLC [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	25,000
Price Paid or to be Paid for Securities, Total Amount | $	$ 25,000
Legion Capital Partners, LLC [Member] | Subject to Surrender [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	1,000,000	[1]
Legion Capital Partners, LLC [Member] | Class B Ordinary Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	7,666,667	[1]
Legion Capital Partners, LLC [Member] | Private Units [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	385,000	[2]
Price Paid or to be Paid for Securities, Total Amount | $	$ 3,850,000
Legion Capital Partners, LLC [Member] | Over-Allotment Option [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	415,000	[2]
Price Paid or to be Paid for Securities, Total Amount | $	$ 4,150,000
Legion Capital Partners, LLC [Member] | Loans [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount | $	250,000
Legion Capital Partners, LLC [Member] | Working Capital Loans [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount | $	$ 1,500,000
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 10

[1]	Subject to the non-managing sponsor investors purchasing, through the sponsor, the private units allocated to them in connection with the closing of this offering as described below, the sponsor will issue membership interests at a nominal purchase price to the non-managing sponsor investors at the closing of this offering reflecting indirect interests in an aggregate of [•] founder shares (or [•] founder shares if the over-allotment option is exercised in full) held by the sponsor.
[2]	The non-managing sponsor investors have expressed an interest to purchase, indirectly through the purchase of non-managing membership interests, an aggregate of [•] private units (whether or not the over-allotment option is exercised) at a price of $10.00 per unit, or an aggregate purchase price of $[•] (whether or not the over-allotment option is exercised), in a private placement that will close simultaneously with the closing of this offering.